Average Annual Total Returns		12 Months Ended	26 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(29.49%)	3.04%	[1]
Performance Inception Date	Oct. 19, 2023
T-REX 2X LONG TESLA DAILY TARGET ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(29.49%)	3.04%	[1]
T-REX 2X LONG TESLA DAILY TARGET ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(17.46%)	2.33%	[1]
T-REX 2X LONG TESLA DAILY TARGET ETF CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	25.52%	[1]
T-REX 2X INVERSE TESLA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(75.98%)	(81.92%)	[2]
T-REX 2X INVERSE TESLA DAILY TARGET ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(76.06%)	(82.42%)	[2]
T-REX 2X INVERSE TESLA DAILY TARGET ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(44.99%)	(45.02%)	[2]
T-REX 2X INVERSE TESLA DAILY TARGET ETF CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	25.52%	[2]
Applied Finance Dividend Fund Investor Class
Prospectus [Line Items]
Performance Inception Date	Oct. 19, 2023
T-REX 2X LONG NVIDIA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		25.97%	158.16%	[3]
Performance Inception Date	Oct. 19, 2023
T-REX 2X LONG NVIDIA DAILY TARGET ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		24.35%	150.69%	[3]
T-REX 2X LONG NVIDIA DAILY TARGET ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		15.40%	128.35%	[3]
T-REX 2X LONG NVIDIA DAILY TARGET ETF CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	25.52%	[3]
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes		-87.12	[4]
Average Annual Return, Percent		(74.62%)
Performance Inception Date	Oct. 19, 2023
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions		-87.48	[4]
Average Annual Return, Percent		(74.64%)
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares		-46.10	[4]
Average Annual Return, Percent		(44.17%)
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)		25.52	[4]
Average Annual Return, Percent		17.88%

[1]	The Fund commenced operations on October 19, 2023.
[2]	The Fund commenced operations on October 19, 2023.
[3]	The Fund commenced operations on October 19, 2023.
[4]	The Fund commenced operations on October 19, 2023.